N-2 - USD ($)										12 Months Ended
		Nov. 30, 2025		Nov. 30, 2024		Nov. 30, 2023		Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2025	Nov. 30, 2020
Cover [Abstract]
Entity Central Index Key										0000102426
Amendment Flag										false
Entity Inv Company Type										N-2
Document Type										N-CSR
Entity Registrant Name										SRH Total Return Fund, Inc.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective. The Fund’s investment objective is total return.

Principal Investment Strategies.

The Fund seeks to produce both income and long-term capital appreciation by investing in a portfolio of equity and debt securities. Under normal market conditions, the Fund invests at least 80% of its total assets in common stocks, primarily domestic common stocks and secondarily in foreign common stocks denominated in foreign currencies; investments in common stocks may include, but are not limited to, investment companies whose objective is income, real estate investment trusts (“REITs”), and other dividend-paying common stocks. The portion of the Fund’s assets that is not invested in common stocks may be invested in fixed income securities, cash equivalents and other income-producing securities. The Fund has no limitation on the amount of its assets that may be invested in securities which are not readily marketable or are subject to restrictions on resale. The Fund may not, as a matter of fundamental policy, invest in the securities of companies conducting their principal business activity in the same industry if, immediately after such investment, the value of its investments in such industry would exceed 25% of the value of its total assets.

The Fund is a “non-diversified” investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it is permitted to invest its assets in a more limited number of issuers than “diversified” investment companies. A diversified company may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer and may not own more than 10% of the outstanding voting securities of any one issuer. However, under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), (A) not more than 25% of the Fund’s total assets may be invested in securities of any one issuer (other than U.S. government securities and RICs) or of any two or more issuers controlled by the Fund which may be deemed to be engaged in the same, similar or related trades or businesses; and (B) with respect to 50% of the total value of the Fund’s portfolio, (i) the Fund must limit to 5% the portion of its assets invested in the securities of a single issuer (other than U.S. government securities and RICs), and (ii) the Fund may not own more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities and RICs). The Fund intends to concentrate its common stock investments in a few issuers and to take large positions in those issuers, consistent with being a “non-diversified” fund. As a result, the Fund may be subject to a greater risk of loss than a diversified fund or a fund that has diversified its investments more broadly. Taking larger positions is also likely to increase the volatility of the Fund’s NAV, reflecting fluctuation in the value of large Fund holdings.

Limitations on investments expressed in percentages are measured and are applicable only at the time of investment. They are not measured or applied on an ongoing basis. There is no requirement for the Fund to sell or change its portfolio investments resulting from changes in the valuations of such investments.

Risk Factors [Table Text Block]

Risk Factors

Investment in the Fund may not be appropriate for all investors. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives. Investors should consider their long-term investment goals and financial needs when making an investment decision with respect to the Fund. An investment in the Fund is intended to be a long-term investment, and you should not view the Fund as a trading vehicle. Your shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions, if applicable.

Investments in Common Stocks. The Fund intends to invest, under normal market conditions, at least 80% of its total assets in publicly traded common stocks. Common stocks generally have greater risk exposure and reward potential over time than bonds. The volatility of common stock prices has historically been greater than bonds, and as the Fund invests primarily in common stocks, the Fund’s NAV may also be volatile. Further, because the time horizon for the Fund’s investments in common stock is longer, the time necessary for the Fund to achieve its objective of total return will likely be longer than for a fund that invests solely for income.

Fixed Income Securities. The Fund may invest in fixed income securities from time to time. Fixed income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by a Fund, the more sensitive the Fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Non-Diversified Status Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in securities of a single issuer than a “diversified” fund. The Fund will therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence. The Fund intends to diversify its investments to the extent necessary to qualify, and maintain its status, as a regulated investment company under U.S. federal income tax laws.

Issuer Focus Risk. The Fund may hold significant positions in a few issuers. Taking larger positions is likely to increase the volatility of the Fund’s NAV, reflecting fluctuation in the value of large Fund holdings. In addition, both the Code and 1940 Act allow positions in single issuers to exceed statutory diversification thresholds if the excess occurs as a result of market variations. In such cases, the Fund may continue to hold such excess positions for the sake of tax efficiency. Thus, in such circumstances, the Fund may be even more susceptible to being adversely affected by any corporate, economic, political or regulatory occurrence affecting issuer positions which exceed such thresholds. Note that the risk described here is distinct from the risk of concentration as the term is generally understood under the 1940 Act, which refers whether a particular fund invests in excess of 25% of its total assets in issuers within the same industry or group of industries. As a matter of fundamental policy, the Fund may not invest in the securities of companies conducting their principal business activity in the same industry if, immediately after such investment, the value of its investments in such industry would exceed 25% of the value of its total assets.

Investments in Mid- and Small-cap Securities. The Fund may invest in small- and mid-cap companies from time to time. Generally, small-cap stocks are those securities issued by companies with a total market capitalization of between $250 million to $2 billion, and mid-cap stocks are those securities issued by companies with a total market capitalization of between $2 billion to $10 billion. Small- and mid-cap stocks in which the Fund may invest may present greater opportunities for capital growth than larger companies, but also may be more volatile and subject to greater risk. This is because smaller companies generally may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs and reduced returns to holders of these securities, including potentially the Fund. In addition, there may be less publicly available information about smaller companies which can also lead to higher risk in terms of arriving at an accurate valuation for these smaller companies.

Leveraging Risk. The Fund currently uses leverage. Use of leverage may have a number of adverse effects on the Fund and its stockholders including without limitation: (i) leverage may magnify market fluctuations in the Fund’s underlying holdings thus causing a disproportionate change in the Fund’s NAV; and (ii) the Fund’s cost of leverage may exceed the return on the underlying securities acquired with the proceeds of the leverage, thereby diminishing rather than enhancing the return to stockholders and generally making the Fund’s total return to stockholders more volatile.

Discount From NAV. The common stock of closed-end funds frequently trades at market prices less than the value of the net assets attributable to those shares (a “discount”). The possibility that the Fund’s shares will trade at a discount from NAV is a risk separate and distinct from the risk that the Fund’s NAV will decrease. The risk of purchasing shares of a closed-end fund that might trade at a discount is more pronounced for investors who wish to sell their shares in a relatively short period of time because, for those investors, realization of a gain or loss on their investments is likely to be more dependent upon the existence of a premium or discount than upon portfolio performance.

Repurchase of the Shares. The Fund is authorized to repurchase shares on the open market when the shares are trading at a discount from NAV per share as determined by the Board from time to time. Any acquisition of shares by the Fund will decrease the total assets of the Fund and, therefore, have the effect of increasing the Fund’s expense ratio and may adversely affect the ability of the Fund to achieve its investment objective.

Issuer Risk. The value of the Fund’s portfolio may decline for a number of reasons directly related to the issuers of the securities in the portfolio, such as management performance, financial leverage and reduced demand for an issuer’s goods and services.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s portfolio can decline.

Foreign Securities Risk. The Fund is permitted to invest in foreign securities without limitation. Investment in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the Fund invests a significant portion of its non-U.S. investments in one region or in the securities of emerging market issuers.

Currency Risk. The Fund holds investments in foreign securities and thus a portion of the Fund’s assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. The Fund’s investment performance may be negatively affected by a devaluation of a currency in which the Fund’s investments are quoted or denominated. Further, the Fund’s investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

Investments in Registered Investment Companies. The Fund may invest in securities issued by other registered investment companies subject to such limitations, restrictions and conditions as imposed by Federal law. Accordingly, the Fund will be subject to the particular risks associated with investing in other funds that are separate from risks associated with the underlying investments held by such registered investment companies. Both the Fund and any registered investment companies in which it invests pay management fees. In addition, the registered investment companies in which the Fund invests will typically incur other operating expenses that are borne by their investors, including the Fund. As a result, Fund stockholders will bear not only the Fund’s management fees and operating expenses, but also the fees and expenses of the registered investment companies in which the Fund invests. Investors would bear less expense if they invested directly in the underlying registered investment companies in which the Fund invests. The Fund may also invest in registered investment companies that are not limited in their portfolio trading activity and thus may experience high portfolio turnover rates. Higher turnover rates generally result in correspondingly greater brokerage commissions and other transactional expenses which may be borne by the Fund, directly or through its investment in registered investment companies.

Liquidity Risk. Although the Fund invests primarily in securities traded on national exchanges, it may invest in less liquid assets from time to time that are not readily marketable and may be subject to restrictions on resale. Illiquid securities may be more difficult to value or may impair the Fund’s ability to realize the full value of its assets in the event of a voluntary or involuntary liquidation of such assets and thus may cause a decline in the Fund’s NAV. The Fund is not limited in the amount of its assets that may be invested in securities which are not readily marketable or are subject to restrictions on resale, although it may not invest more than 30% of the value of its total assets in securities which have been acquired through private placement. In certain situations, the Fund could find it more difficult to sell such securities at times, in amounts and at prices they consider reasonable.

Derivatives Risk. The Fund’s use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments (including, for example, risks associated with the creditworthiness of counterparties). The Fund may also be indirectly exposed to derivatives risk through an underlying fund’s use of such instruments. Under certain market conditions, derivatives may become harder to value or sell at a fair price, and may thus entail liquidity risks.

Anti-Takeover Risk. The Fund’s constituent documents, as amended, include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board. Such provisions could limit the ability of stockholders to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. These provisions include, for example, mechanisms governing the consideration of certain matters at stockholder meetings and special voting requirements for the approval of certain transactions. The Fund’s Board is also “classified,” which means that membership of the Board is divided into separate classes, each class serving staggered terms. Finally, the Horejsi Affiliates (as defined below) will continue to own a substantial portion of the Fund’s common shares and thus may discourage a third party from seeking to obtain control of the Fund. Such structures and share ownership may have the overall effect of making any hostile attempt to take control of the Fund through a proxy contest more difficult.

Market Disruption and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund’s portfolio, as well as its ability to sell securities to meet redemptions. There is a risk that you may lose money by investing in the Fund.

Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts and social unrest, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. These types of events quickly and significantly impact markets in the U.S. and across the globe leading to extreme market volatility and disruption. The value of the Fund’s investment may decrease as a result of such events, particularly if these events adversely impact the operations and effectiveness of the adviser, sub-adviser or other key service providers or if these events disrupt systems and processes necessary or beneficial to the investment advisory activities utilized to the benefit of the Fund.

Cybersecurity Risk. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund is susceptible to operational, information security, and related risks due to the possibility of cyber- attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on a Fund’s systems.

Cyber security failures or breaches by the Fund’s service providers (including, but not limited to, the adviser, distributor, custodian, transfer agent, financial intermediaries, and sub-adviser) may cause disruptions and impact the service providers’ and the Fund’s business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business and the Fund to process transactions, inability to calculate the Fund’s net asset value, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Fund and its shareholders could be negatively impacted as a result of successful cyber-attacks against, or security breakdowns of, the Fund or its third party service providers.

The Fund may incur substantial costs to prevent or address cyber incidents in the future. In addition, there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, the Fund cannot directly control any cyber security plans and systems put in place by third party service providers. Cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

Effects of Leverage [Text Block]

Leverage

Under normal market conditions, the Fund may utilize leverage through Borrowings (defined below) and the issuance of preferred shares (if any) in an amount that represents approximately 33 1/3% or less of the Fund’s total assets, including proceeds from such Borrowings and issuances (or approximately 50% of the Fund’s net assets). “Borrowings” are defined as: amounts received by the Fund pursuant to loans from banks or other financial institutions; amounts borrowed from banks or other parties using reverse repurchase agreements; or amounts received by the Fund from the Fund’s issuance of any senior notes or similar debt securities. Other than with respect to reverse repurchase agreements, Borrowings do not include trading practices or instruments that, according to the SEC or its staff, may cause senior securities concerns.

The Adviser is responsible for making recommendations to the Board regarding the Fund’s use of Borrowings. On November 5, 2020 the Fund issued senior unsecured notes (“Notes”) in an aggregate amount of $225,000,000 in three fixed-rate series. The 10-, 12-, and 15-year series will pay interest semi-annually at the rate of 2.62%, 2.72%, and 2.87%, respectively. The Fund must experience a 2.72% rate of return in order to cover annual interest payments on the Notes. The Notes were issued in private placement offerings to institutional investors and are not listed on any exchange or automated quotation system. There can be no assurance that the use of leverage will be successful in enhancing the level of the Fund’s total return.

Effects of Leverage

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on Fund share total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of minus 10% to plus 10%. These assumed investment portfolio total returns are hypothetical figures and are not necessarily indicative of the investment portfolio total returns experienced or expected to be experienced by the Fund. Further, the assumed investment portfolio total returns are after (net of) all of the Fund’s expenses other than expenses associated with leverage); but such leverage expenses are deducted when determining the Fund share total return. See “Risk Factors.” The table further reflects the use of leverage representing 9.13% of the Fund’s total assets and estimated leverage costs of 2.72%.

Assumed Portfolio Return	-10.00%	-5.00%	0.00%	5.00%	10.00%
Fund Share Total Return	-11.39%	-5.84%	-0.29%	5.26%	10.81%

Corresponding Fund share total return is composed of two elements: Fund dividends paid by the Fund (the amount of which is largely determined by the Fund’s net distributable income after paying interest or dividends on the Fund’s leverage) and gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table above assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0% would assume that the distributions the Fund receives on its investments are entirely offset by losses in the value of those securities.

Annual Coverage Return Rate [Percent]										2.72%
Effects of Leverage [Table Text Block]
Assumed Portfolio Return	-10.00%	-5.00%	0.00%	5.00%	10.00%
Fund Share Total Return	-11.39%	-5.84%	-0.29%	5.26%	10.81%

Return at Minus Ten [Percent]										(11.39%)
Return at Minus Five [Percent]										(5.84%)
Return at Zero [Percent]										(0.29%)
Return at Plus Five [Percent]										5.26%
Return at Plus Ten [Percent]										10.81%
Effects of Leverage, Purpose [Text Block]

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on Fund share total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of minus 10% to plus 10%. These assumed investment portfolio total returns are hypothetical figures and are not necessarily indicative of the investment portfolio total returns experienced or expected to be experienced by the Fund. Further, the assumed investment portfolio total returns are after (net of) all of the Fund’s expenses other than expenses associated with leverage); but such leverage expenses are deducted when determining the Fund share total return. See “Risk Factors.” The table further reflects the use of leverage representing 9.13% of the Fund’s total assets and estimated leverage costs of 2.72%.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

NOTE 10. SENIOR NOTES

On November 5, 2020, the Fund issued senior unsecured notes (“Notes”) in an aggregate amount of $225,000,000 in three fixed-rate series. The Notes were issued in private placement offerings to institutional investors and are not listed on any exchange or automated quotation system. The note purchase agreement (the “Agreement”) contains various covenants related to other indebtedness and limits on the Fund’s overall leverage. Under the 1940 Act and the terms of the Notes, the Fund may not declare dividends or make other distributions on shares of its common stock or make purchases of such shares if, at any time of the declaration, distribution or purchase, asset coverage with respect to senior securities representing indebtedness (including the Notes) would be less than 300%.

The table below sets forth a summary of the key terms of each series of Notes outstanding at November 30, 2025.

Series	Principal Outstanding November 30, 2025	Payment Frequency	Unamortized Offering Costs	Estimated Fair Value November 30, 2025	Fixed Interest Rate	Maturity Date
A	$85,000,000	Semi-Annual	$414,230	$74,820,430	2.62%	November 5, 2030
B	$85,000,000	Semi-Annual	$485,423	$71,972,525	2.72%	November 5, 2032
C	$55,000,000	Semi-Annual	$360,081	$44,300,171	2.87%	November 5, 2035

The Fund incurred costs in connection with the issuance of the Notes. These costs, totaling $2,226,190, were recorded as a deferred charge and are being amortized over the respective life of each series of notes. Amortization of $190,347 is included as Offering Costs on the Statement of Operations and the carrying amount on the Statement of Assets and Liabilities is equal to the principal amount of the Notes less unamortized offering costs. The estimated fair value of the Notes was calculated, for disclosure purposes, based on estimated market yields for comparable debt instruments with similar maturity and terms. The Fund categorizes the Notes as Level 2 securities within the fair value hierarchy.

The Fund shall at all times maintain a current rating given by a NRSRO (Nationally Recognized Statistical Rating Organization) of at least Investment Grade with respect to the Notes and shall not at any time have any rating given by a NRSRO of less than Investment Grade with respect to the Notes. The Notes have been assigned an ‘A’ long-term rating by Fitch Ratings.

At November 30, 2025, the Fund was in compliance with all covenants under the Agreement.

Document Period End Date										Nov. 30, 2025
Investments in Common Stocks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Common Stocks. The Fund intends to invest, under normal market conditions, at least 80% of its total assets in publicly traded common stocks. Common stocks generally have greater risk exposure and reward potential over time than bonds. The volatility of common stock prices has historically been greater than bonds, and as the Fund invests primarily in common stocks, the Fund’s NAV may also be volatile. Further, because the time horizon for the Fund’s investments in common stock is longer, the time necessary for the Fund to achieve its objective of total return will likely be longer than for a fund that invests solely for income.

Fixed Income Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fixed Income Securities. The Fund may invest in fixed income securities from time to time. Fixed income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by a Fund, the more sensitive the Fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Non-Diversified Status Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Status Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in securities of a single issuer than a “diversified” fund. The Fund will therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence. The Fund intends to diversify its investments to the extent necessary to qualify, and maintain its status, as a regulated investment company under U.S. federal income tax laws.

Issuer Focus Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Issuer Focus Risk. The Fund may hold significant positions in a few issuers. Taking larger positions is likely to increase the volatility of the Fund’s NAV, reflecting fluctuation in the value of large Fund holdings. In addition, both the Code and 1940 Act allow positions in single issuers to exceed statutory diversification thresholds if the excess occurs as a result of market variations. In such cases, the Fund may continue to hold such excess positions for the sake of tax efficiency. Thus, in such circumstances, the Fund may be even more susceptible to being adversely affected by any corporate, economic, political or regulatory occurrence affecting issuer positions which exceed such thresholds. Note that the risk described here is distinct from the risk of concentration as the term is generally understood under the 1940 Act, which refers whether a particular fund invests in excess of 25% of its total assets in issuers within the same industry or group of industries. As a matter of fundamental policy, the Fund may not invest in the securities of companies conducting their principal business activity in the same industry if, immediately after such investment, the value of its investments in such industry would exceed 25% of the value of its total assets.

Investments in Mid- and Small-cap Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Mid- and Small-cap Securities. The Fund may invest in small- and mid-cap companies from time to time. Generally, small-cap stocks are those securities issued by companies with a total market capitalization of between $250 million to $2 billion, and mid-cap stocks are those securities issued by companies with a total market capitalization of between $2 billion to $10 billion. Small- and mid-cap stocks in which the Fund may invest may present greater opportunities for capital growth than larger companies, but also may be more volatile and subject to greater risk. This is because smaller companies generally may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs and reduced returns to holders of these securities, including potentially the Fund. In addition, there may be less publicly available information about smaller companies which can also lead to higher risk in terms of arriving at an accurate valuation for these smaller companies.

Leveraging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leveraging Risk. The Fund currently uses leverage. Use of leverage may have a number of adverse effects on the Fund and its stockholders including without limitation: (i) leverage may magnify market fluctuations in the Fund’s underlying holdings thus causing a disproportionate change in the Fund’s NAV; and (ii) the Fund’s cost of leverage may exceed the return on the underlying securities acquired with the proceeds of the leverage, thereby diminishing rather than enhancing the return to stockholders and generally making the Fund’s total return to stockholders more volatile.

Discount From NAV [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Discount From NAV. The common stock of closed-end funds frequently trades at market prices less than the value of the net assets attributable to those shares (a “discount”). The possibility that the Fund’s shares will trade at a discount from NAV is a risk separate and distinct from the risk that the Fund’s NAV will decrease. The risk of purchasing shares of a closed-end fund that might trade at a discount is more pronounced for investors who wish to sell their shares in a relatively short period of time because, for those investors, realization of a gain or loss on their investments is likely to be more dependent upon the existence of a premium or discount than upon portfolio performance.

Repurchase of the Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase of the Shares. The Fund is authorized to repurchase shares on the open market when the shares are trading at a discount from NAV per share as determined by the Board from time to time. Any acquisition of shares by the Fund will decrease the total assets of the Fund and, therefore, have the effect of increasing the Fund’s expense ratio and may adversely affect the ability of the Fund to achieve its investment objective.

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Issuer Risk. The value of the Fund’s portfolio may decline for a number of reasons directly related to the issuers of the securities in the portfolio, such as management performance, financial leverage and reduced demand for an issuer’s goods and services.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s portfolio can decline.

Foreign Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Securities Risk. The Fund is permitted to invest in foreign securities without limitation. Investment in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the Fund invests a significant portion of its non-U.S. investments in one region or in the securities of emerging market issuers.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Currency Risk. The Fund holds investments in foreign securities and thus a portion of the Fund’s assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. The Fund’s investment performance may be negatively affected by a devaluation of a currency in which the Fund’s investments are quoted or denominated. Further, the Fund’s investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

Investments in Registered Investment Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Registered Investment Companies. The Fund may invest in securities issued by other registered investment companies subject to such limitations, restrictions and conditions as imposed by Federal law. Accordingly, the Fund will be subject to the particular risks associated with investing in other funds that are separate from risks associated with the underlying investments held by such registered investment companies. Both the Fund and any registered investment companies in which it invests pay management fees. In addition, the registered investment companies in which the Fund invests will typically incur other operating expenses that are borne by their investors, including the Fund. As a result, Fund stockholders will bear not only the Fund’s management fees and operating expenses, but also the fees and expenses of the registered investment companies in which the Fund invests. Investors would bear less expense if they invested directly in the underlying registered investment companies in which the Fund invests. The Fund may also invest in registered investment companies that are not limited in their portfolio trading activity and thus may experience high portfolio turnover rates. Higher turnover rates generally result in correspondingly greater brokerage commissions and other transactional expenses which may be borne by the Fund, directly or through its investment in registered investment companies.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk. Although the Fund invests primarily in securities traded on national exchanges, it may invest in less liquid assets from time to time that are not readily marketable and may be subject to restrictions on resale. Illiquid securities may be more difficult to value or may impair the Fund’s ability to realize the full value of its assets in the event of a voluntary or involuntary liquidation of such assets and thus may cause a decline in the Fund’s NAV. The Fund is not limited in the amount of its assets that may be invested in securities which are not readily marketable or are subject to restrictions on resale, although it may not invest more than 30% of the value of its total assets in securities which have been acquired through private placement. In certain situations, the Fund could find it more difficult to sell such securities at times, in amounts and at prices they consider reasonable.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Risk. The Fund’s use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments (including, for example, risks associated with the creditworthiness of counterparties). The Fund may also be indirectly exposed to derivatives risk through an underlying fund’s use of such instruments. Under certain market conditions, derivatives may become harder to value or sell at a fair price, and may thus entail liquidity risks.

Anti-Takeover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Anti-Takeover Risk. The Fund’s constituent documents, as amended, include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board. Such provisions could limit the ability of stockholders to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. These provisions include, for example, mechanisms governing the consideration of certain matters at stockholder meetings and special voting requirements for the approval of certain transactions. The Fund’s Board is also “classified,” which means that membership of the Board is divided into separate classes, each class serving staggered terms. Finally, the Horejsi Affiliates (as defined below) will continue to own a substantial portion of the Fund’s common shares and thus may discourage a third party from seeking to obtain control of the Fund. Such structures and share ownership may have the overall effect of making any hostile attempt to take control of the Fund through a proxy contest more difficult.

Market Disruption and Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund’s portfolio, as well as its ability to sell securities to meet redemptions. There is a risk that you may lose money by investing in the Fund.

Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts and social unrest, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. These types of events quickly and significantly impact markets in the U.S. and across the globe leading to extreme market volatility and disruption. The value of the Fund’s investment may decrease as a result of such events, particularly if these events adversely impact the operations and effectiveness of the adviser, sub-adviser or other key service providers or if these events disrupt systems and processes necessary or beneficial to the investment advisory activities utilized to the benefit of the Fund.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund is susceptible to operational, information security, and related risks due to the possibility of cyber- attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on a Fund’s systems.

Cyber security failures or breaches by the Fund’s service providers (including, but not limited to, the adviser, distributor, custodian, transfer agent, financial intermediaries, and sub-adviser) may cause disruptions and impact the service providers’ and the Fund’s business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business and the Fund to process transactions, inability to calculate the Fund’s net asset value, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Fund and its shareholders could be negatively impacted as a result of successful cyber-attacks against, or security breakdowns of, the Fund or its third party service providers.

The Fund may incur substantial costs to prevent or address cyber incidents in the future. In addition, there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, the Fund cannot directly control any cyber security plans and systems put in place by third party service providers. Cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

Senior Unsecured Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[2]	$ 225,000,000	[1]	$ 225,000,000	[1]	$ 225,000,000	[1]	$ 223,169,000	$ 222,978,000	$ 225,000,000 [1]
Senior Securities Coverage per Unit	[3]	$ 10,907		$ 10,416		$ 8,261		$ 7,925	$ 7,882	$ 10,907
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Notes
Long Term Debt, Principal		$ 225,000,000
Long Term Debt, Dividends and Covenants [Text Block]										The note purchase agreement (the “Agreement”) contains various covenants related to other indebtedness and limits on the Fund’s overall leverage. Under the 1940 Act and the terms of the Notes, the Fund may not declare dividends or make other distributions on shares of its common stock or make purchases of such shares if, at any time of the declaration, distribution or purchase, asset coverage with respect to senior securities representing indebtedness (including the Notes) would be less than 300%.
Senior Notes Series A [Member]
General Description of Registrant [Abstract]
Annual Interest Rate [Percent]										2.62%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal		85,000,000
Senior Notes Series B [Member]
General Description of Registrant [Abstract]
Annual Interest Rate [Percent]										2.72%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal		85,000,000
Senior Notes Series C [Member]
General Description of Registrant [Abstract]
Annual Interest Rate [Percent]										2.87%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal		$ 55,000,000
Common Stock [Member]
General Description of Registrant [Abstract]
Share Price		$ 18.27		16.73		13.42		13.31	13.02	$ 18.27
NAV Per Share		$ 23.11		$ 21.97		$ 16.83		$ 15.88	$ 15.69	$ 23.11	$ 13.29
Latest Premium (Discount) to NAV [Percent]		(20.90%)		(23.90%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]		96,441,500		96,442,000		97,068,000		97,333,000	97,802,000

[1]	Principal amount. Excludes the costs incurred in connection with the issuance of the senior notes.
[2]	The amount shown is due to the issuance of senior notes (See Note 10).
[3]	Calculated by subtracting the Fund’s total liabilities (excluding the principal amount of the senior notes) from the Fund’s total assets and dividing by the principal amount of the senior notes, then multiplying by $1,000.